TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 234,273	$ 186,715	$ 129,660
Statutory tax rate in Israel	23.00%	23.00%	24.00%
Preferred Enterprise / Preferred Technology Enterprise benefits	(7.70%)	(13.00%)	(16.80%)
Changes in valuation allowance	0.70%	0.00%	0.00%
Earnings taxed under foreign law	17.90%	(1.80%)	(4.60%)
Tax settlements and other adjustments	5.80%	7.00%	14.30%
U.S. Tax Reform one-time adjustment		(1.60%)	(23.90%)
Intangible assets transfer	(14.20%)
Other	(4.90%)	1.10%	(3.50%)
Effective tax rate	20.60%	14.70%	(10.50%)